SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of Stock Option and RSU Activity
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	-	-	2,165	0.3	143,814	57.0
Granted during year	112,500	-	-	-	-	-
Forfeited during year	-	-	(2,165)	0.3	(137,527)	59.6
Exercised during year	-	-	-	-	(4,122)	0.3

Outstanding at end of year	112,500	1.5	-	-	2,165	0.3

Options exercisable at end
of year	62,500	1.5	-	-	2,165	0.3

Weighted average fair
value of options & RSU granted
during year	$0.14		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		1.0